STOCK-BASED COMPENSATION (Details Narrative) - USD ($)						12 Months Ended
		Dec. 30, 2025	Aug. 05, 2025	Feb. 19, 2025	Feb. 22, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 20, 2025	Dec. 15, 2025	Feb. 25, 2025	Feb. 06, 2025	Dec. 16, 2022	Jul. 15, 2022	Jul. 16, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share				$ 0.001		$ 0.001	$ 0.001								$ 0.0001
Award description			Total share-based compensation expense recognized in connection with this grant amounted to $7.69 million ($0.77 × 10,000,000 shares), which is included within general and administrative expenses in the accompanying Consolidated Statements of Operations and comprehensive loss. These Series B Preferred Shares were consolidated into 1,000,000 post-split number of shares upon the Share Consolidation (Note 12) on December 30, 2025.	Total share-based compensation expense recognized in connection with this grant amounted to $1.94 million ($0.97 × 2,000,000 shares), which is included within general and administrative expenses in the accompanying Consolidated Statements of Operations and comprehensive loss. These Series A Preferred Shares were consolidated into 200,000 post-split number of shares upon the Share Consolidation (Note 12) on December 30, 2025.		Total share-based compensation expense recognized in connection with this grant amounted to $1.41 million ($8.4 × 167,500 shares), which is included within general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss.
Preferred stock authorized						50,000,000	50,000,000			50,000,000
Preferred stock par value										$ 0.001					$ 0.0001
Grant date fair value											$ 0.58			$ 4.00
Stock-based compensation expense						$ 11,040,000.00		$ 670,000
Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock authorized			10,000,000	2,000,000		200,000	200,000
Preferred stock par value			$ 0.0001	$ 0.0001		$ 0.001	$ 0.001					$ 0.001
Grant date fair value			$ 0.77	0.97
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares	[1]					167,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 8.4
Post-split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share									$ 0.001
Preferred stock authorized															506,000
Post-split [Member] | Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred stock authorized												200,000
Preferred stock par value									$ 0.001
Post-split [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of ordinary shares		103,448		167,500
2022 Omnibus Equity Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Issued, Price Per Share					$ 12.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					5 years
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsGrantDateFairvalue]					$ 667,016
2022 Omnibus Equity Plan [Member] | Post-split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares authorized for issuance													250,000
Granted stock options					82,000

[1]	The share information is presented on a retrospective basis to reflect the share consolidation. (Note 1)